real estate joint ventures (Tables)	12 Months Ended
Dec. 31, 2018
real estate joint ventures
Schedule of real estate joint ventures financial information

As at December 31 (millions)	2018	2017
ASSETS
Current assets
Cash and temporary investments, net	$11	$20
Escrowed deposits for tenant inducements and liens	4	1
Other	2	4
	17	25
Non-current assets
Property under development – Investment property	256	194
Investment property	—	221
Other	—	35
	$256	$450

	$273	$475
LIABILITIES AND OWNERS’ EQUITY
Current liabilities
Accounts payable and accrued liabilities	$19	$13
Current portion of 3.7% mortgage and senior secured 3.4% bonds	—	5
Construction holdback liabilities	15	10
	34	28
Non-current liabilities
Construction credit facilities	207	141
3.7% mortgage due September 2024	—	27
Senior secured 3.4% bonds due July 2025	—	208
	207	376
	241	404
Owners’ equity
TELUS [1]	13	29
Other partners	19	42
	32	71
	$273	$475
1

The equity amounts recorded by the real estate joint venture differ from those recorded by us by the amount of the deferred gains on our real estate contributed and the valuation provision we have recorded in excess of that recorded by the real estate joint venture.

Years ended December 31 (millions)	2018	2017
Revenue
From investment property	$21	$34
From sale of residential condominiums	$—	$19
Other operating income	$345	$—
Depreciation and amortization	$5	$8
Interest expense [1]	$6	$8
Net income and comprehensive income [2]	$322	$(6)
1	During the year ended December 31, 2018, the real estate joint ventures capitalized $8 (2017 – $3) of financing costs.
2	As the real estate joint ventures are partnerships, no provision for income taxes of the partners is made in determining the real estate joint ventures’ net income and comprehensive income.

Schedule of joint ventures investment activity

	2018			2017
	Loans and			Loans and
Years ended December 31 (millions)	receivables [1]	Equity [2]	Total	receivables [1]	Equity [2]	Total
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income attributable to us [3]	$—	$171	$171	$—	$2	$2
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Recognition of gain deferred on our real estate initially contributed	—	—	—	—	1	1
Construction credit facilities financing costs charged by us and other (Note 7)	3	—	3	—	—	—
Cash flows in the current reporting period
Construction credit facilities
Amounts advanced	22	—	22	26	—	26
Financing costs paid to us	(3)	—	(3)	—	—	—
Funds repaid to us and earnings distributed	—	(181)	(181)	—	(18)	(18)
Net increase (decrease)	22	(10)	12	26	(15)	11
Real estate joint ventures carrying amounts
Balance, beginning of period	47	15	62	21	30	51
Balance, end of period	$69	$5	$74	$47	$15	$62
1

Loans and receivables are included in our Consolidated statements of financial position as Real estate joint venture advances and are comprised of advances under construction credit facilities (see (d)).

2	We account for our interests in the real estate joint ventures using the equity method of accounting.
3

As the real estate joint ventures are partnerships, no provision for income taxes of the partners is made in determining the real estate joint ventures’ net income and comprehensive income; a provision for income taxes is made in determining the comprehensive income attributable to us.

Schedule of construction credit facility

As at December 31 (millions)	Note	2018	2017
Construction credit facilities commitment – TELUS Corporation
Undrawn	4(c)	$45	$67
Advances		69	47
		114	114
Construction credit facilities commitment – other		228	228
		$342	$342